Note 19 - Deferred Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
At the beginning of the year		$ 304,438		$ 406,044
Effect of adoption of new standards		823
Translation differences		4,171		783
Charged directly to other comprehensive income		1,898		(1,361)
Income statement charge		(113,897)		(101,028)
At the end of the year		197,433		304,438
Effect of adoption of new standards		823
Deferred tax assets, provisions and allowances [member]
Statement Line Items [Line Items]
At the beginning of the year		(26,475)		(33,276)
Translation differences		2,532		(223)
Charged directly to other comprehensive income		23
Income statement charge		6,852		7,024
Effect of adoption of new standards		952
At the end of the year		(16,116)		(26,475)
Deferred tax assets, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		(89,555)		(94,176)
Translation differences		1,447		(972)
Charged directly to other comprehensive income
Income statement charge		1,523		5,593
Effect of adoption of new standards
At the end of the year		(86,585)		(89,555)
Deferred tax assets, tax loss [member]
Statement Line Items [Line Items]
At the beginning of the year		(354,944)	[1]	(199,326)
Translation differences		1,014	[1]	322
Charged directly to other comprehensive income			[1]
Income statement charge		(42,327)	[1]	(155,940)
Effect of adoption of new standards	[1]
At the end of the year	[1]	(396,257)		(354,944)
Deferred tax assets, other [member]
Statement Line Items [Line Items]
At the beginning of the year		(60,033)		(81,838)
Translation differences		(38)		(606)
Charged directly to other comprehensive income		1,587		(778)
Income statement charge		(27,536)		23,189
Effect of adoption of new standards		(164)
At the end of the year		(86,184)		(60,033)
Deferred tax assets [member]
Statement Line Items [Line Items]
At the beginning of the year		(531,007)		(408,616)
Translation differences		4,955		(1,479)
Charged directly to other comprehensive income		1,610		(778)
Income statement charge		(61,488)		(120,134)
Effect of adoption of new standards		788
At the end of the year		(585,142)		(531,007)
Deferred tax liabilities, fixed assets [member]
Statement Line Items [Line Items]
At the beginning of the year	[2]	744,926		625,488
Effect of adoption of new standards	[2]
Translation differences	[2]	(876)		2,241
Charged directly to other comprehensive income	[2]
Income statement charge	[2]	(33,055)		117,197
At the end of the year	[2]	710,995		744,926
Effect of adoption of new standards	[2]
Deferred tax liabilities, inventory [member]
Statement Line Items [Line Items]
At the beginning of the year		34,934		36,891
Effect of adoption of new standards
Translation differences				(2)
Charged directly to other comprehensive income
Income statement charge		(9,886)		(1,955)
At the end of the year		25,048		34,934
Effect of adoption of new standards
Deferred tax liabilities, intangible and other assets [member]
Statement Line Items [Line Items]
At the beginning of the year		55,585	[2]	152,281
Effect of adoption of new standards	[2]	35
Translation differences		92	[2]	23
Charged directly to other comprehensive income		288	[2]	(583)
Income statement charge		(9,468)		(96,136)
At the end of the year	[2]	46,532		55,585
Effect of adoption of new standards	[2]	35
Deferred tab liabilities [member]
Statement Line Items [Line Items]
At the beginning of the year		835,445		814,660
Effect of adoption of new standards		35
Translation differences		(784)		2,262
Charged directly to other comprehensive income		288		(583)
Income statement charge		(52,409)		19,106
At the end of the year		782,575		$ 835,445
Effect of adoption of new standards		$ 35

[1]	As of December 31, 2018, the net unrecognized deferred tax assets amount to $127.3 million.
[2]	Includes the effect of currency translation on tax base (See Note 7).